STOCKHOLDERS’ (DEFICIT) EQUITY - Vendor Settlement (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Issuances of common stock- vendor settlement (in shares)	1.6
Number of consecutive days		30 days
Lockup period		180 days
Vendor liability, contractual amount		$ 21.3
Vendor liability, changes in fair value			$ 0.0	$ 9.5
Vendor liability, fair value			$ 18.1	$ 18.1